Deferred contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) Capitalized Contract Costs [Roll Forward]
Balance at the beginning of the year	$ 21,010	$ 18,137
Capitalization of deferred contract costs	13,222	13,488
Amortization of deferred contract costs	(12,964)	(10,615)
Balance at the end of the year	$ 21,268	$ 21,010